Share Capital and Reserves - Additional Information (Detail) - CAD ($)								12 Months Ended
	Dec. 09, 2019	Jun. 07, 2019	Dec. 11, 2018	Dec. 06, 2018	Jun. 12, 2018	Jun. 11, 2018	Jun. 10, 2016	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Common shares issued				693,994				6,783,333	10,458,334
Exercise of options									$ 5,074,334
Exercise of options								$ 3,938,666	5,074,334
Common shares issued	1,188,872	1,041,304	693,994			745,378	745,378
Issue of shares on convertible debenture interest payment	$ 1,854,639	$ 2,020,130	$ 1,894,603	$ 1,894,603	$ 2,154,142	$ 2,154,142		$ 3,874,769	$ 4,048,745
Exercise price								$ 0.58	$ 0.49
Description of maximum term of options granted for share-based payment arrangement								Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Percentage of issued and outstanding shares acquired								20.00%
Options granted, maximum term								10 years
Share-based payments								$ 10,867,167	$ 13,736,299
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Share-based payments								1,326,078	3,119,563
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments								10,867,167	13,736,299
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options								(2,263,094)	(3,276,872)
Share-based payments								$ 12,193,245	$ 16,855,862
Options Exercised 1 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares								2,450,000	250,000
Exercise price									$ 0.30
Exercise price								$ 0.40
Options Exercised 2 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares								3,300,000	5,975,000
Exercise price								$ 0.46	$ 0.40
Options Exercised 3 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares								200,000	1,100,000
Exercise price								$ 0.50	$ 0.46
Options Exercised 4 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares								325,000	1,300,000
Exercise price								$ 0.64	$ 0.50
Options Exercised 5 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares								508,333	500,000
Exercise price								$ 2.24	$ 0.62
Options Exercised 6 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares									1,000,000
Exercise price									$ 0.64
Options Exercised 7 [member]
Disclosure of classes of share capital [line items]
Options exercised, shares									333,334
Exercise price									$ 1.51